AST BOND PORTFOLIO 2021
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 84.4%
Asset-Backed Securities — 10.2%
Automobiles — 4.5%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-02A, Class A, 144A
2.500%	02/20/21	750	$ 750,279
Series 2015-01A, Class A, 144A
2.500%	07/20/21	300	300,228
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	92	91,535
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	193	193,210
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	110	110,407
Series 2018-01, Class A2, 144A
2.870%	10/20/23	203	203,585
Ford Credit Auto Owner Trust,
Series 2014-02, Class A, 144A
2.310%	04/15/26	500	500,004
Series 2016-02, Class A, 144A
2.030%	12/15/27	200	199,881
Ford Credit Floorplan Master Owner Trust,
Series 2016-05, Class A1
1.950%	11/15/21	500	499,800
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	137	136,600
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	78	78,273
			3,063,802
Collateralized Loan Obligations — 5.1%
Apidos CLO (Cayman Islands),
Series 2015-23A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.820%)
3.123%(c)	01/15/27	250	249,638
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 0.000%)
3.708%(c)	10/20/29	250	250,603
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	250	248,886
Flagship CLO Ltd. (Cayman Islands),
Series 2014-08A, Class ARR, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.172%(c)	01/16/26	200	199,953
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
2.948%(c)	11/15/26	484	483,464
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.100%(c)	01/18/28	250	248,832
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.532%(c)	01/16/31	250	$ 248,061
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	250	249,186
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.118%(c)	04/20/28	750	746,720
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.200%(c)	01/18/29	500	499,552
			3,424,895
Student Loans — 0.6%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	103	102,700
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	170	169,889
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	122	122,331
			394,920

Total Asset-Backed Securities (cost $6,885,643)			6,883,617
Commercial Mortgage-Backed Securities — 21.7%
Commercial Mortgage Trust,
Series 2014-CR19, Class A4
3.532%	08/10/47	1,000	1,055,318
Series 2014-UBS4, Class A2
2.963%	08/10/47	56	56,352
Series 2015-CR26, Class A3
3.359%	10/10/48	1,400	1,474,915
Series 2015-DC01, Class A2
2.870%	02/10/48	1,017	1,015,774
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	440	438,414
Fannie Mae Multifamily Remic Trust,
Series 2015-M12, Class A1
2.331%	05/25/25	661	661,559
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	2,200	2,288,834
Series K055, Class A2
2.673%	03/25/26	200	207,454
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	2,200	2,343,045
A1

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class A3
3.669%	04/15/47	1,140	$ 1,165,051
Series 2014-C21, Class A4
3.493%	08/15/47	291	305,005
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A3
3.479%	05/15/48	2,200	2,332,531
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49	51	50,761
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	647	645,724
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class A1
1.775%	03/15/59	292	291,318
Series 2016-C37, Class A1
1.944%	12/15/49	393	392,085

Total Commercial Mortgage-Backed Securities (cost $14,371,598)			14,724,140
Corporate Bonds — 26.0%
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	200,027
Banks — 8.5%
Bank of America Corp.,
Sub. Notes, MTN
4.000%	01/22/25	505	536,227
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	410	410,063
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	520	524,878
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.250%	02/18/20	500	500,194
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	340	366,313
Sr. Unsec’d. Notes, GMTN
5.375%	03/15/20	340	344,888
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	505	534,584
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.250%	10/15/20	315	322,322
4.350%	08/15/21	400	416,103
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
4.000%	07/23/25	570	614,904
5.500%	01/26/20	825	833,863
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
PNC Bank NA,
Sr. Unsec’d. Notes
3.300%	10/30/24	375	$ 393,607
			5,797,946
Biotechnology — 3.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.875%	11/15/21	560	578,141
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	530	546,073
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.700%	04/01/24	1,100	1,164,433
			2,288,647
Chemicals — 1.8%
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	1,150	1,215,991
Computers — 1.2%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	750	781,480
Electric — 0.6%
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21(a)	400	412,802
Healthcare-Services — 0.6%
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	400	412,047
Insurance — 1.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	850	909,375
Machinery-Diversified — 0.9%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	570	599,005
Multi-National — 0.3%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	185	183,953
Oil & Gas — 0.1%
Nabors Industries, Inc.,
Gtd. Notes
5.000%	09/15/20	76	74,290
Pharmaceuticals — 1.4%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	400	404,701

A2

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
CVS Health Corp., (cont’d.)
3.375%	08/12/24	500	$ 517,656
			922,357
Pipelines — 2.8%
Enterprise Products Operating LLC,
Gtd. Notes
2.550%	10/15/19	220	220,039
3.900%	02/15/24	825	878,206
5.200%	09/01/20	285	292,841
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	475	487,118
			1,878,204
Software — 0.9%
Oracle Corp.,
Sr. Unsec’d. Notes
2.950%	11/15/24	600	621,934
Telecommunications — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	585	603,415
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	208,127
			811,542
Transportation — 0.7%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21	485	497,113

Total Corporate Bonds (cost $17,155,057)			17,606,713
Residential Mortgage-Backed Securities — 0.6%
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58	300	300,096
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	125	125,126

Total Residential Mortgage-Backed Securities (cost $425,000)			425,222
Sovereign Bonds — 4.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	405	425,247
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	200	200,398
2.125%	10/25/23	200	201,093
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
1.500%	10/22/19	500	$ 499,863
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	255	258,187
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.900%	12/06/19	400	399,736
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	200	209,270
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	155	156,989
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23	340	359,550

Total Sovereign Bonds (cost $2,653,772)			2,710,333
U.S. Government Agency Obligations — 8.2%
Federal Home Loan Bank
2.625%	10/01/20	660	665,115
Federal Home Loan Mortgage Corp.
2.375%	01/13/22(k)	4,000	4,061,593
Federal National Mortgage Assoc.
6.625%	11/15/30	570	834,745

Total U.S. Government Agency Obligations (cost $5,403,004)			5,561,453
U.S. Treasury Obligations — 13.7%
U.S. Treasury Bonds
3.000%	05/15/45	1,645	1,936,795
3.625%	08/15/43	135	174,113
3.750%	11/15/43	1,655	2,176,907
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29	457	484,932
U.S. Treasury Notes
1.625%	09/30/26	705	705,165
2.250%	11/15/24	245	253,010
2.250%	11/15/25	760	788,174
2.250%	11/15/27	2,240	2,343,163
U.S. Treasury Strips Coupon
2.629%(s)	08/15/23	465	437,051

Total U.S. Treasury Obligations (cost $9,147,209)			9,299,310

Total Long-Term Investments (cost $56,041,283)			57,210,788

A3

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Short-Term Investments — 15.3%
Affiliated Mutual Funds — 15.2%
PGIM Core Short-Term Bond Fund(w)	1,049,392	$ 9,685,889
PGIM Core Ultra Short Bond Fund(w)	245,535	245,535
PGIM Institutional Money Market Fund (cost $405,784; includes $405,758 of cash collateral for securities on loan)(b)(w)	405,744	405,785

Total Affiliated Mutual Funds (cost $10,377,727)		10,337,209

Options Purchased*~ — 0.1%
(cost $1,754)	38,969

Total Short-Term Investments (cost $10,379,481)	10,376,178

TOTAL INVESTMENTS—99.7% (cost $66,420,764)	67,586,966

Other assets in excess of liabilities(z) — 0.3%	206,136

Net Assets — 100.0%	$ 67,793,102

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
~	See tables subsequent to the Schedule of Investments for options detail.
#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $397,862; cash collateral of $405,758 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%	—	100	$ 87
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	257	2,632
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	250	2,551
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	626	5,996
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	1,242	12,267
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	1,260	13,031
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	250	2,405
Total Options Purchased (cost $1,754)							$38,969
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
174	10 Year U.S. Treasury Notes	Dec. 2019	$22,674,375	$(182,203)
70	10 Year U.S. Ultra Treasury Bonds	Dec. 2019	9,968,437	(140,901)
				(323,104)
A4

AST BOND PORTFOLIO 2021 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
15	90 Day Euro Dollar	Dec. 2020	$ 3,694,688	$ 4,008
416	2 Year U.S. Treasury Notes	Dec. 2019	89,648,000	120,314
61	5 Year U.S. Treasury Notes	Dec. 2019	7,268,055	31,233
43	20 Year U.S. Treasury Bonds	Dec. 2019	6,979,437	88,248
12	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	2,302,875	51,601
				295,404
				$ (27,700)
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
13,485	01/08/21	1.683%(S)	3 Month LIBOR(2)(Q)	$ 223	$ (33,973)	$ (34,196)
46,000	05/11/21	1.600%(S)	3 Month LIBOR(2)(Q)	(11,882)	72,410	84,292
2,570	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	147	18,153	18,006
2,707	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	161	24,450	24,289
715	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	1,762	6,525	4,763
47,637	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	99,572	128,923	29,351
22,305	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	20,469	20,469
37,000	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	465,161	552,927	87,766
2,960	07/11/23	1.400%(S)	3 Month LIBOR(2)(Q)	171	(20,212)	(20,383)
2,675	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	6,623	(67,540)	(74,163)
4,156	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(5,526)	(111,442)	(105,916)
6,315	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(34,080)	(173,750)	(139,670)
5,655	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(8,328)	(159,673)	(151,345)
1,940	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(55,484)	(55,484)
1,980	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	5,059	(48,408)	(53,467)
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	(26,906)	(26,906)
10,340	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	39,509	(320,615)	(360,124)
865	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,352	(27,055)	(28,407)
985	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,685	(46,019)	(49,704)
805	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(48,819)	(48,819)
7,966	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(5,391)	(712,816)	(707,425)
3,062	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	125	(278,738)	(278,863)
1,450	11/12/25	2.263%(S)	3 Month LIBOR(1)(Q)	160	(72,271)	(72,431)
6,900	06/15/26	1.504%(S)	3 Month LIBOR(1)(Q)	206	(20,698)	(20,904)
670	10/06/26	2.312%(S)	3 Month LIBOR(2)(Q)	(1,634)	39,566	41,200
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	(23,665)	(32,721)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(6,101)	(6,101)
395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(21,670)	(21,489)
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	(16,000)	(16,000)
2,765	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(31,786)	(300,477)	(268,691)
255	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(27,623)	(27,623)
805	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,180)	78,888	83,068
145	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(830)	(830)
				$529,984	$(1,678,474)	$(2,208,458)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5